Note 14 – Stockholders Equity (Details Narrative) - USD ($)															3 Months Ended						5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 02, 2025	Aug. 14, 2025	Jul. 30, 2025	Jul. 14, 2025	Sep. 09, 2024	Jul. 24, 2024	Feb. 28, 2024	Dec. 03, 2023	Jul. 14, 2023	Jul. 07, 2023	Jul. 01, 2023	Jun. 05, 2023	May 31, 2023	Dec. 06, 2018	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 05, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	May 09, 2025	Nov. 27, 2023	Nov. 26, 2023	Nov. 22, 2023	Nov. 21, 2023	Jun. 07, 2023	Jun. 06, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001			$ 0.0001								$ 0.0001										$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Stock Issued During Period, Value, Issued for Services																		$ 50,000		$ 31,250			$ 81,250	$ 4,300,000
Stock Issued During Period, Value, Other															$ 1,300,000	$ 8,000,000		$ 150,000					$ 150,000	$ 600,000
Common Stock, Shares Authorized															500,000,000							500,000,000	500,000,000	500,000,000		500,000,000				500,000,000
Common Stock, Shares, Outstanding															190,104,140							190,104,140	97,479,734	87,554,734
[custom:CommonStockWarrantsOrRightsIssued]					8,000,000
[custom:AggregateFairValueOfWarrants]																							$ 1,087,831
Preferred Stock, Par or Stated Value Per Share																										$ 0.0001				$ 0.0001
Preferred Stock, Shares Authorized																							71,250,000			100,000,000	50,000,000	18,250,000	25,000,000	50,000,000	25,000,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Par or Stated Value Per Share																							$ 0.0001
Preferred Stock, Shares Authorized																							18,750,000					18,750,000	25,000,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Par or Stated Value Per Share												$ 0.0001
Preferred Stock, Voting Rights																						The holders of Series A preferred stock vote together with the holders of common stock and any other class or series of stock entitled to vote thereon as a single class on an as-converted basis
Debt Instrument, Convertible, Terms of Conversion Feature																						After twenty-four months, each share of Series A Preferred Stock may be converted into shares of common stock, the number of which is determined according to the following formula, subject to adjustments for stock splits, stock dividends, recapitalizations, reorganizations, reclassifications, combinations, subdivisions or other similar events: Conversion Amount ($0.25) / Conversion Price ($0.25)
Preferred Stock, Participation Rights												Under the Certificate of Designation, filed on June 5, 2023, holders of Series A Preferred Stock are entitled to a liquidation preference of $0.25 per share, the Stated Value of the newly created preferred stock, over our common stock and Series C Preferred Stock in the event of a dissolution, liquidation or winding up of the company. The holders of Series A Preferred Stock vote together with the holders of Common Stock and any other class or series of stock entitled to vote thereon as a single class on an as converted basis. Each holder shall be entitled to receive an annual dividend of six percent (6%) of the Stated Value times the number of Preferred Shares held by such holder payable on a quarterly basis beginning at the end of the Company’s fiscal quarter following the original issue date. Dividends on the Preferred Shares are payable, at the Company's option, in (a) cash or (b) shares of the Company's Common Stock or a combination thereof. The Company may, in its sole discretion, elect to redeem all or a portion of the outstanding Preferred Shares at the Redemption Amount. As used herein, the term “Redemption Amount” shall equal the Stated Value. If the Company does not redeem all of the outstanding Preferred Shares, but instead opts for a partial redemption, it must be done in at least $250,000 increments and for every $250,000 redeemed the Company will issue to the Holder a warrant to purchase 1,000,000 shares of the Company’s Common Stock at an exercise price of $0.25 share.										Each holder shall be entitled to receive an annual dividend of six percent (6%) of the Stated Value times the number of Preferred Shares held by such holder payable on a quarterly basis beginning at the end of the Company’s fiscal quarter following the original issue date. Dividends on the Preferred Shares are payable, at the Company’s option, in (a) cash or (b) shares of the Company’s common stock, or a combination thereof, and shall be non-cumulative.
Preferred Stock, Shares Authorized												20,000,000														81,250,000	20,000,000
Preferred Stock, Shares Outstanding															64,220,000							64,220,000	37,020,000	28,420,000
Napolitano Conversion [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible Preferred Stock Converted to Other Securities													$ 6,250,000
Convertible Preferred Stock, Shares Issued upon Conversion													25,000,000
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services											1,600,000
Stock Issued During Period, Value, Issued for Services											$ 400,000
Stewards Investment Capital Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues										15,000,000
Sale of Stock, Price Per Share										$ 0.25
Consultant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services									400,000
Stock Issued During Period, Value, Issued for Services									$ 100,000
Favo Holdings L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other										20,000,000
Liro Holdings L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other						600,000				2,400,000
Stock Issued During Period, Value, Other						$ 150,000
Third Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services								200,000
Stock Issued During Period, Value, Issued for Services								$ 50,000
Favo Group L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:ProfitsDistributedToOwners]																								$ 296,935
Fore Funding L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:ProfitsDistributedToOwners]																								$ 888,047
Robinpaws L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions							1,000,000
Consultant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services							125,000
Stock Issued During Period, Value, Issued for Services							$ 31,250
Consultant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services						200,000
Stock Issued During Period, Value, Issued for Services						$ 50,000
S P A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other					8,000,000
[custom:DescriptionOfSharesAndWarrantsIssued]					each such Common Unit consisted of one share of the Company’s common stock with a par value
[custom:ProceedsFromSecuritiesPurchaseAgreement]					$ 2,000,000
Offering Cost, Expense					$ 207,600
Second S P A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other		1,750,000	1,750,000
[custom:DescriptionOfSharesAndWarrantsIssued]			Common Units were sold at a purchase price of $0.25 per share, with five-year Warrants having exercise price of $0.40 per share and the Pre-funded Warrants having exercise price of $0.0001 per share. The sale of the Common Units to the Purchasers closed on July 30, 2025. The aggregate gross proceeds to the Company from the July 2025 offering were approximately $437,500, before deducting placement agent fees and expenses and other transaction costs of $51,350.
Total Warrants 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 0.40
Black Scholes Model [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 0.14
Custodian Ventures [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services														$ 173,056
Stock Issued During Period, Shares, Other														25,000,000
Stock Issued During Period, Value, Other														$ 25,000
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Shares, Other
Stock Issued During Period, Shares, Acquisitions
Stock Issued During Period, Value, Other
Preferred Stock, Voting Rights														The Series C Preferred Stock shall vote on any matter that may from time to time be submitted to the Company’s shareholders for a vote, on a 25 for one basis								The Series C preferred stock shall vote on any matter that may, from time to time, be submitted to the Company’s shareholders for a vote, on a 25-for-one basis. If the Company effects a stock split that either increases or decreases the number of shares of common stock outstanding and entitled to vote, the voting rights of the Series C preferred stock shall not be subject to adjustment unless specifically authorized
Debt Instrument, Convertible, Terms of Conversion Feature														Each share of Series C Preferred Stock shall be convertible into 1 shares of Common Stock								The Series C preferred stock shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, at the office of the Company or any transfer agent for such stock, into such number of fully paid and non-assessable shares of common stock as is determined by dividing the Original Issue Price of the Series C preferred stock by the Series C Conversion Price applicable to such share, determined as hereafter provided, in effect on the date the certificate is surrendered for conversion
Preferred Stock, Participation Rights														Subject to the rights of any existing series of Preferred Stock or to the rights of any series of Preferred Stock which may from time to time hereafter come into existence, the holders of shares of Series C Preferred Stock shall be entitled to receive dividends, out of any assets legally available therefor, upon any payment of any dividend (payable other than in Common Stock or other securities and rights convertible into or entitling the holder thereof to receive, directly or indirectly, additional shares of Common Stock of the Corporation) on the Common Stock of the Corporation, as and if declared by the Board of Directors, as if the Series C Preferred Stock had been converted into Common Stock								Subject to the rights of any existing series of preferred stock or to the rights of any series of preferred stock that may, from time to time hereafter, come into existence, the holders of shares of Series C preferred stock shall be entitled to receive non-cumulative dividends, out of any assets legally available therefor, upon any payment of any dividend (payable other than in common stock or other securities and rights convertible into, or entitling the holder thereof to receive, directly or indirectly, additional shares of common stock of the Company) on the common stock of the Company, as and if declared by the Board of Directors, as if the Series C preferred stock had been converted into common stock.
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
Stock Issued During Period, Shares, New Issues																							8,600,000	28,420,000
Stock Issued During Period, Shares, Other															5,200,000	32,000,000
Stock Issued During Period, Shares, Acquisitions
Stock Issued During Period, Value, Other															$ 520	$ 3,200
Forefront Capital L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other	200,000			1,000,000
Stock Issued During Period, Value, Other	$ 50,000			$ 250,000
Forefront Capital L L C [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other																					28,420,000		8,600,000